UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                      FRANKLIN FLOATING RATE MASTER TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED JULY 31,
                                                       --------------------------------------------------------------
                                                          2003                 2002             2001           2000 b
                                                       --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                        $9.58               $9.88           $10.05         $10.00
                                                       --------------------------------------------------------------

Income from investment operations:
  Net investment income                                    .464                .545             .861           .288
  Net realized and unrealized gains (losses)               .111               (.300)           (.173)          .050
                                                       --------------------------------------------------------------
Total from investment operations                           .575                .245             .688           .338
                                                       --------------------------------------------------------------

Less distributions from net investment income             (.465)              (.545)           (.861)         (.288)
                                                       --------------------------------------------------------------

Net asset value, end of year                              $9.69               $9.58            $9.88         $10.05
                                                       ==============================================================

Total return a                                            6.19%               2.52%            7.13%          3.42%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)                        $218,647            $265,940         $218,545        $37,370
Ratios to average net assets:
  Expenses                                                 .60%                .60%             .62%          1.00% c
  Expenses excluding waiver and payments by affiliate     1.02%                .98%            1.01%          2.27% c
  Net investment income                                   4.86%               5.55%            8.34%          8.62% c
Portfolio turnover rate                                  75.69%              77.29%           37.87%         11.10%



a  Total return is not annualized for periods less than one year.
b  For the period March 24, 2000 (effective date) to July 31, 2000.
c  Annualized


                            See notes to financial statements.

STATEMENT OF INVESTMENTS, JULY, 31, 2003

                                                                                                                 % OF NET
                                                                                SHARES             VALUE          ASSETS
-------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (COST $111,661)
     WIRELESS COMMUNICATIONS
a    Arch Wireless Inc.                                                              8,104       $     76,988        .04
                                                                                                 ------------     -------

                                                                           PRINCIPAL AMOUNT
                                                                           ---------------
     BONDS
     HOSPITAL/NURSING MANAGEMENT
     Genesis Health Ventures Inc., 6.114%, 4/02/07                              $  980,000            975,100        .45
                                                                                                 ------------     -------

     WIRELESS COMMUNICATIONS
     Arch Wireless Inc.,
          Senior secured note, 10.00%, 5/15/07                                      93,770             94,239        .04
          Senior sub. note, PIK, 12.00%, 5/15/09                                 1,047,000          1,154,318        .53
                                                                                                 ------------     -------
                                                                                                    1,248,557        .57
                                                                                                 ------------     -------
     TOTAL BONDS (COST $2,094,500)                                                                  2,223,657       1.02
                                                                                                 ------------     -------

b    SENIOR FLOATING RATE INTERESTS
     AEROSPACE & DEFENSE
     Integrated Defense Technology Inc., Term Loan B, 5.10%, 3/04/08             1,892,388          1,890,022        .86
     Raytheon Aerospace LLC, Term Loan B, 5.10 - 5.11%, 6/29/07                    992,463            993,083        .45
     Titan Corp., Term Loan B, 4.38 - 6.00%, 2/23/06                               990,000            992,681        .45
     Veridian Corp., Term Loan, 4.35%, 6/05/08                                   1,460,408          1,460,408        .67
     Vought Aircraft Industries, Term Loan X, 4.10%, 12/01/06                      678,110            676,414        .31
                                                                                                 ------------     -------
                                                                                                    6,012,608       2.74
                                                                                                 ------------     -------

     ALTERNATIVE POWER GENERATION
     Headwaters Inc., Term Loan B, 5.36 - 7.25%, 9/12/07                           804,659            800,636        .37
                                                                                                 ------------     -------

     APPAREL/FOOTWEAR
     Levi Strauss & Co., Term Loan B, 5.353%, 7/31/06                              976,696            962,962        .44
     St. John Knits Inc., Term Loan B, 4.86%, 7/31/07                              997,773            999,488        .46
                                                                                                 ------------     -------
                                                                                                    1,962,450        .90
                                                                                                 ------------     -------
     AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
     Dayco Products LLC, Term Loan B, 4.25 - 4.51%, 5/31/07                        543,627            540,093        .25
     Hayes Lemmerz, Term Loan, 5.86 - 6.04%, 6/03/09                             2,000,000          2,012,500        .92
     Hilite International Inc., Term Loan B, 5.60 - 5.77%, 3/31/09                 982,500            966,534        .44
     Key Plastics Inc.,
          Term Loan B, 8.00%, 4/25/09                                              720,000            730,800        .33
          Term Loan C, 12.50%, 4/25/10                                           1,000,000          1,005,000        .46
     Metaldyne, Term Loan D, 4.125%, 12/31/09                                      497,502            475,487        .22
     Progressive Moulded Products, Term Loan C, 4.625%, 6/30/08                  1,000,000          1,005,000        .46
     Tenneco Automotive Inc.,
          Term Loan B, 5.30%, 11/04/07                                             824,821            824,748        .38
          Term Loan C, 5.55%, 5/04/08                                              824,821            825,926        .38
     TRW Automotive Acquisition Corp., Term Loan C1, 4.13%, 2/28/11              2,000,000          2,010,208        .92
                                                                                                 ------------     -------
                                                                                                   10,396,296       4.76
                                                                                                 ------------     -------
     AUTOMOTIVE AFTERMARKET
     Advanced Store Co. Inc., Term Loan C, 3.875 - 4.063%, 11/30/07                787,106            792,222        .36
     United Components Inc., Term Loan B, 4.37%, 6/20/10                         1,000,000          1,008,958        .46
                                                                                                 ------------     -------
                                                                                                    1,801,180        .82
                                                                                                 ------------     -------
     BEVERAGES: ALCOHOLIC
     Southern Wine & Spirits of America Inc., Term Loan B, 3.60%, 6/21/08          990,000            995,260        .46
                                                                                                 ------------     -------

     BROADCASTING
     Cumulus Media Inc., Term Loan C, 3.625%, 3/28/10                              997,500          1,004,202        .46
     Emmis Operating Co., Term Loan B, 3.375%, 8/31/09                           1,000,000          1,006,389        .46
     Radio One Inc., Term Loan A, 2.03%, 6/30/07                                 1,850,000          1,826,875        .84
                                                                                                 ------------     -------
                                                                                                    3,837,466       1.76
                                                                                                 ------------     -------
     BUILDING PRODUCTS
     Tapco International,
          Term Loan B, 4.00 - 4.10%, 7/23/07                                       484,848            485,758        .22
          Term Loan C, 4.25 - 4.35%, 7/23/08                                       484,848            485,758        .22
                                                                                                 ------------     -------
                                                                                                      971,516        .44
                                                                                                 ------------     -------
     CABLE/SATELLITE TELEVISION
     Bresnan Broadband Holdings LLC, Term Loan, 5.35 - 5.57%, 9/20/10            1,000,000          1,003,906        .46
     Century Cable (Adelphia), Discretionary Term Loan, 6.00%, 12/31/09          1,000,000            840,500        .38
     Charter Communications CCVIII, Term Loan B, 3.62 - 3.85%, 2/02/08             975,101            918,684        .42
     Charter Communications Operating LLC, Term Loan B, 3.85%, 9/18/08             977,582            921,371        .42
     DirecTV Holdings LLC, Term loan, 4.74 - 4.77%, 3/06/10                      1,000,000          1,006,438        .46
     Insight Midwest Holdings, Term Loan B, 4.063%, 12/31/09                     1,000,000          1,004,196        .46
     MCC Iowa (Broadband), Term Loan B1, 3.62%, 9/12/10                          1,000,000          1,008,264        .46
     Olympus Cable Holdings (Adelphia), Term Loan B, 6.00%, 9/30/10              2,000,000          1,775,750        .81
     PanAmSat Corp., Term Loan B, 4.60%, 12/31/08                                1,300,000          1,308,009        .60
     UPC Distribution Holdings BV, Term Loan C2, 6.61%, 3/31/09                  2,000,000          1,781,250        .81
     Videotron Itee, Term Loan B, 4.03%, 12/01/09                                1,184,882          1,176,982        .54
                                                                                                 ------------     -------
                                                                                                   12,745,350       5.82
                                                                                                 ------------     -------
     CASINOS/GAMING
     Alliance Gaming Corp., Term Loan, 4.45%, 12/31/06                             989,975            993,069        .45
     Greektown Casinos LLC, Term Loan B, 4.875 - 5.063%, 11/16/04                1,602,515          1,608,525        .74
     Isle of Capri, Term Loan B, 3.758 - 3.77%, 4/26/08                            987,500            991,974        .45
     Isle of Capri Black Hawk, Term Loan C, 5.00 - 5.30%, 4/15/06                  997,460          1,000,890        .46
     Marina District Finance Co. Inc., Term Loan B, 5.10 - 5.27%, 12/31/07       1,000,000          1,003,750        .46
     Penn National Gaming Inc., Term Loan B, 5.00 - 5.28%, 3/03/09                 997,500          1,001,490        .46
     Scientific Games Corp., Term Loan B, 4.60%, 12/10/08                          995,000            998,731        .46
                                                                                                 ------------     -------
                                                                                                    7,598,429       3.48
                                                                                                 ------------     -------
     CATALOG/SPECIALTY DISTRIBUTION
     Affinity Group Inc.,
          Term Loan B1, 5.13 - 5.34%, 5/21/09                                      285,000            286,336        .13
          Term Loan B2, 5.10 - 5.164%, 5/21/09                                     712,500            715,840        .33
                                                                                                 ------------     -------
                                                                                                    1,002,176        .46
                                                                                                 ------------     -------
     CHEMICALS: SPECIALTY
     FMC Corp., Term Loan B, 5.85%, 10/21/07                                       995,000          1,008,433        .46
     Noveon Inc., Term Loan B, 3.938%, 12/31/09                                  2,000,000          2,023,126        .93
     Rockwood Specialties Group Inc., Term Loan B, 6.25%, 7/23/10                1,000,000          1,012,500        .46
     Sovereign Specialty Chemicals Inc., Term Loan B, 5.625%, 12/31/07             995,000            962,663        .44
     Westlake Chemical Corp., Term Loan B, 4.88 - 4.97%, 7/31/10                 1,000,000          1,011,250        .46
                                                                                                 ------------     -------
                                                                                                    6,017,972       2.75
                                                                                                 ------------     -------
     COAL
     Massey Energy Co., Term Loan, 4.61%, 1/01/07                                1,000,000            999,375        .46
                                                                                                 ------------     -------

     COMMERCIAL PRINTING/FORMS
     CSG Systems Inc., Term Loan B, 3.85 - 4.02%, 12/31/07                         462,815            459,633        .21
     Moore Holdings USA Inc., Term Loan B, 4.25 - 4.313%, 3/14/10                1,000,000          1,003,281        .46
                                                                                                 ------------     -------
                                                                                                    1,462,914        .67
                                                                                                 ------------     -------
     CONSUMER SUNDRIES
     NBTY Inc., Term Loan B, 3.60%, 7/22/091,000,000                                                1,011,250        .46
     United Industries Corp., Term Loan B, 5.10%, 1/20/06                          774,599            776,052        .35
                                                                                                 ------------     -------
                                                                                                    1,787,302        .81
                                                                                                 ------------     -------
     CONTAINERS/PACKAGING
     ACI Operations Property Ltd., Term Loan, 4.39%, 4/01/07                     1,000,000            997,031        .46
     Berry Plastics, Term Loan, 4.29%, 7/22/10                                     990,000            996,930        .46
     Constar International Inc., Term Loan B, 6.50%, 11/20/09                      992,500            989,192        .45
     Crown Cork & Seal Co. Inc., Term Loan B, 4.10%, 9/15/08                     1,000,000          1,004,688        .46
     Graham Packaging Co., Term Loan B, 5.00 - 5.063%, 2/20/10                   1,000,000          1,000,250        .46
     Impress Metal, Term Loan G, 4.352%, 12/31/06                                  579,211            577,763        .26
     Owens-Brockway Glass Container Inc., Term Loan B, 4.36%, 4/01/08            1,000,000          1,003,750        .46
     Stone Container Corp.,
          Term Loan B, 3.625%, 7/25/09                                           1,442,843          1,450,237        .66
          Term Loan C, 3.625%, 7/25/09                                             244,465            245,718        .11
     US Can Corp., Term Loan B, 5.35 - 5.36%, 10/04/08                             614,749            610,715        .28
                                                                                                 ------------     -------
                                                                                                    8,876,274       4.06
                                                                                                 ------------     -------
     DRUG STORE CHAINS
     Rite Aid Corp., Term Loan, 4.60 - 4.61%, 5/22/08                            1,000,000          1,008,250        .46
                                                                                                 ------------     -------

     ELECTRIC UTILITIES
     AES Corp., Term Loan B, 5.13 - 5.32%, 4/30/08                               1,000,000            994,792        .45
     Calpine Corp., Term Loan, 8.75%, 7/15/07                                    2,000,000          1,879,286        .86
     Consumers Energy Co., Term Loan, 5.61%, 3/31/06                             1,000,000          1,006,875        .46
     Michigan Electric Transmission Co. LLC, Term Loan, 3.60%, 5/01/07             990,000            993,918        .45
     Southern California Edison Co., Term Loan B, 4.375%, 3/01/05                1,500,000          1,506,095        .69
                                                                                                 ------------     -------
                                                                                                    6,380,966       2.91
                                                                                                 ------------     -------
     ELECTRICAL PRODUCTS
     Rayovac Corp., Term Loan B, 4.85 - 5.04%, 10/01/09                            890,000            891,854        .41
                                                                                                 ------------     -------

     ELECTRONIC COMPONENTS
     Amkor Technology Inc., Term Loan, 5.10%, 1/31/06                              997,500          1,011,528        .46
                                                                                                 ------------     -------

     ELECTRONIC EQUIPMENT/INSTRUMENTS
     Neptune Technology Group Inc., Term Loan B, 5.58%, 3/31/10                    973,684            984,638        .45
                                                                                                 ------------     -------

     ELECTRONICS/APPLIANCES
     Alliance Laundry Systems LLC, Term Loan, 4.61 - 4.74%, 7/31/09                896,373            892,451        .41
     Interline Brands, Term Loan B, 5.60%, 9/30/09                               1,000,000          1,003,750        .46
                                                                                                 ------------     -------
                                                                                                    1,896,201        .87
                                                                                                 ------------     -------
     ENGINEERING & CONSTRUCTION
     Washington Group International (Morrison Knudsen),
      Synthetic Term Loan, 1.00%, 7/23/04                                        1,000,000            997,500        .46
                                                                                                 ------------     -------

     ENVIRONMENTAL SERVICES
     Allied Waste North America Inc.,
          Term Loan, 4.37%, 1/15/10                                              1,285,714          1,298,201        .59
          Term Loan B, 4.37 - 4.54%, 1/15/10                                       214,286            216,272        .10
     Casella Waste Systems Inc., Term Loan B, 4.375 - 4.563%, 1/24/09            1,000,000          1,005,375        .46
     Mactec Inc., Term Loan B, 6.75%, 2/22/08                                      474,306            332,014        .15
                                                                                                 ------------     -------
                                                                                                    2,851,862       1.30
                                                                                                 ------------     -------
     FOOD: MAJOR DIVERSIFIED
     Birds Eye Foods Inc., Term Loan B, 3.85%, 8/08/08                             992,500            995,808        .46
     Dole Food Inc., Term Loan B, 4.938 - 6.75%, 3/28/08                           426,087            430,082        .20
     International Multifoods Corp., Term Loan B, 4.07 - 6.00%, 2/28/08          1,320,206          1,327,529        .61
                                                                                                 ------------     -------
                                                                                                    2,753,419       1.27
                                                                                                 ------------     -------
     FOOD: MEAT/FISH/DAIRY
     American Seafoods, Term Loan B, 4.35%, 4/15/09                                890,130            891,799        .41
                                                                                                 ------------     -------

     FOOD: SPECIALTY/CANDY
     Nellson Neutraceuticals Inc., Term Loan, 4.11%, 10/04/09                    1,000,000          1,008,750        .46
     Otis Spunkmeyer Inc., Term Loan B, 5.35%, 2/20/09                             965,082            966,490        .44
                                                                                                 ------------     -------
                                                                                                    1,975,240        .90
                                                                                                 ------------     -------
     HOME FURNISHINGS
     Aero Products International, Term Loan, 5.77 - 7.75%, 12/16/08                951,456            939,861        .43
                                                                                                 ------------     -------

     HOSPITAL/NURSING MANAGEMENT
     Iasis Healthcare Corp., Term Loan B, 5.36 - 5.364%, 2/07/09                 1,850,000          1,863,875        .85
     Triad Hospitals Inc., Term Loan B, 4.10%, 9/30/08                           2,942,727          2,964,965       1.36
     Vanguard Health Systems Inc., Term Loan B, 5.36%, 1/03/10                     995,000            999,975        .46
                                                                                                 ------------     -------
                                                                                                    5,828,815       2.67
                                                                                                 ------------     -------
     HOTEL/RESORTS/CRUISELINES
     Extended Stay America Inc., Term Loan B, 4.85%, 7/01/07                     1,889,875          1,902,529        .87
                                                                                                 ------------     -------

     INDUSTRIAL CONGLOMERATES
     Walter Industries Inc., Term Loan B, 5.35 - 5.518%, 4/14/10                   975,000            975,000        .45
                                                                                                 ------------     -------

     INDUSTRIAL MACHINERY
     Colfax Corp., Term Loan B, 3.125 - 4.875%, 5/30/09                          1,000,000            997,500        .46
     Flowserve Corp., Term Loan C, 3.875 - 4.063%, 6/30/09                         743,532            747,649        .34
                                                                                                 ------------     -------
                                                                                                    1,745,149        .80
                                                                                                 ------------     -------
     INDUSTRIAL SPECIALTIES
     SC Johnson Commercial Markets, Term Loan B, 4.80%, 11/03/09                   958,294            962,914        .44
                                                                                                 ------------     -------

     INFORMATION TECHNOLOGY SERVICES
     The Relizon Co., Term Loan B, 6.04%, 12/31/07                                 954,535            940,814        .43
                                                                                                 ------------     -------

     MAJOR TELECOMMUNICATIONS
     GCI Holdings Inc., Term Loan, 7.578%, 10/30/04                              1,000,000          1,006,250        .46
     Qwest Corp., Term Loan, 6.50%, 6/30/071,000,000                                                1,008,250        .46
     Time Warner Telecom Inc., Term Loan B, 5.10%, 12/15/07                        796,000            794,508        .36
                                                                                                 ------------     -------
                                                                                                    2,809,008       1.28
                                                                                                 ------------     -------
     MANAGED HEALTH CARE
     Pacificare Health Systems Inc., Term Loan, 4.61%, 6/03/08                   1,000,000          1,006,875        .46
                                                                                                 ------------     -------

     MARINE SHIPPING
     Great Lakes Transportation LLC, Term Loan, 5.063 - 5.125%, 3/23/08            758,560            760,456        .35
     Horizon Lines LLC, Term Loan, 5.03 - 5.33%, 2/27/09                           998,571          1,002,160        .46
                                                                                                 ------------     -------
                                                                                                    1,762,616        .81
                                                                                                 ------------     -------
     MEDIA CONGLOMERATES
     Canwest Media Inc.,
          Term Loan B, 4.79%, 5/15/08                                            1,200,183          1,210,384        .55
          Term Loan C, 5.04%, 5/15/09                                              749,817            756,191        .35
                                                                                                 ------------     -------
                                                                                                    1,966,575        .90
                                                                                                 ------------     -------
     MEDICAL SPECIALTIES
     Medex Inc., Term Loan B, 4.85%, 5/21/09                                     1,000,000          1,006,667        .46
     PerkinElmer Inc., Term Loan B, 5.10%, 12/26/08                                902,500            912,936        .42
                                                                                                 ------------     -------
                                                                                                    1,919,603        .88
                                                                                                 ------------     -------
     MEDICAL/NURSING SERVICES
     Alliance Imaging Inc., Term Loan C, 3.438 - 3.75%, 11/30/08                 1,590,068          1,553,496        .71
     Ameripath Inc., Term Loan B, 5.60%, 3/27/10                                   997,500          1,003,734        .46
     Cross Country Healthcare Inc., Term Loan, 4.364%, 6/05/09                   1,000,000          1,012,500        .46
     DaVita Inc., Term Loan B, 3.603 - 3.66%, 3/31/09                            2,000,000          2,010,626        .92
     Insight Health Services, Term Loan B, 4.60 - 4.731%, 10/17/08                 982,498            986,797        .45
     Team Health Inc., Term Loan B, 4.531%, 10/31/08                               951,898            941,487        .43
                                                                                                 ------------     -------
                                                                                                    7,508,640       3.43
                                                                                                 ------------     -------
     MILITARY/GOVERNMENT/TECHNICAL
     DRS Technologies Inc., Term Loan, 4.10 - 4.34%, 9/28/08                     1,965,053          1,982,247        .91
     U.S. Investigations Services Inc., Term Loan, 5.07 - 5.26%, 1/02/08           902,158            905,260        .41
                                                                                                 ------------     -------
                                                                                                    2,887,507       1.32
                                                                                                 ------------     -------
     MISCELLANEOUS COMMERCIAL SERVICES
     Century Maintenance Supply Inc., Term Loan B, 5.75%, 5/07/10                1,000,000          1,015,000        .46
     Corrections Corp. of America, Term Loan B, 4.60 - 4.78%, 3/31/08            1,735,324          1,745,900        .80
     Global Imaging Systems Inc., Term Loan, 4.03 - 4.10%, 6/20/09               1,000,000          1,012,500        .46
                                                                                                 ------------     -------
                                                                                                    3,773,400       1.72
                                                                                                 ------------     -------
     MISCELLANEOUS MANUFACTURING
     Enersys Capital Inc., Term Loan B, 4.35 - 4.53%, 11/09/08                     975,031            977,469        .45
     Mueller Group, Term Loan E, 3.85 - 4.03%, 5/31/08                             992,481            993,190        .45
     Norcross Safety Products, Term Loan, 5.53%, 3/01/09                           997,500          1,000,929        .46
     Sanmina-Sci Corp., Term Loan B, 5.30%, 12/12/07                               995,000          1,005,987        .46
     Trimas Corp., Term Loan B, 4.375 - 4.50%, 12/06/09                          1,991,456          1,996,086        .91
                                                                                                 ------------     -------
                                                                                                    5,973,661       2.73
                                                                                                 ------------     -------
     MOVIES/ENTERTAINMENT
     Carmike Cinemas Inc., Term Loan, 7.75%, 1/31/07                             1,716,995          1,727,369        .79
     CH Operating LLC, Term Loan B, 5.625%, 6/21/07                                586,207            585,841        .27
     Fitness Holdings Worldwide, Term Loan B, 5.875%, 11/02/06                     378,136            375,536        .17
     Hollywood Entertainment Corp., Term Loan, 4.60%, 3/31/08                      825,000            829,125        .38
     Loews Cineplex Entertainment Corp., Term Loan A, 4.688%, 2/28/08            2,330,480          2,324,654       1.06
     Metro-Goldwyn-Mayer Inc.,
          Term Loan A, 3.85%, 6/30/07      2,000,000                                                2,003,126        .92
          Term Loan B, 4.10%, 6/30/08      1,000,000                                                1,001,563        .46
     Mets II LLC, Term Loan, 4.35%, 8/23/051,000,000                                                  998,750        .46
     New Jersey Basketball LLC, Term Loan, 4.10%, 12/06/03                       1,000,000          1,000,000        .46
     Rainbow Media AMC/IFC/WE, Term Loan, 4.56%, 3/31/09                           200,000            200,688        .09
     Rainbow Media Holdings Inc., Term Loan, 4.56%, 3/31/09                        800,000            802,750        .37
     Vivendi Universal Entertainment, Term Loan, 3.85 - 3.86%, 6/24/08           1,000,000          1,006,406        .46
                                                                                                 ------------     -------
                                                                                                   12,855,808       5.89
                                                                                                 ------------     -------
     OIL & GAS PIPELINES
     WEG Acquisitions LP, Term Loan, 5.60 - 5.61%, 6/17/08                       1,000,000          1,010,000        .46
                                                                                                 ------------     -------

     OIL & GAS PRODUCTION
     Williams Production RMT Co., Term Loan, 4.90%, 5/30/07                      1,000,000          1,007,500        .46
                                                                                                 ------------     -------

     OIL REFINING/MARKETING
     Citgo Petroleum Corp., Term Loan, 8.25%, 2/27/06                            1,000,000          1,032,500        .47
     Pacific Energy Group LLC, Term Loan B, 3.86 - 4.066%, 7/26/09               1,000,000          1,007,500        .46
     Tesoro Petroleum Corp.,
          Term Loan, 6.53 - 6.606%, 4/15/08997,500                                                  1,004,625        .46
          Term Loan (ABL), 4.36 - 5.50%, 4/17/07                                   831,250            838,523        .38
                                                                                                 ------------     -------
                                                                                                    3,883,148       1.77
                                                                                                 ------------     -------
     OTHER TRANSPORTATION
     Laidlaw International Inc., Term Loan, 7.00%, 6/17/09                         990,000            997,425        .46
     Pacer International Inc., Term Loan, 4.375 - 6.25%, 6/06/10                   949,020            957,324        .44
     Transcore Holdings Inc., Term Loan B, 4.85 - 6.25%, 10/31/06                  952,484            956,056        .44
     TravelCenters of America Inc., Term Loan B, 4.36 - 6.25%, 11/14/08            950,593            955,050        .44
                                                                                                 ------------     -------
                                                                                                    3,865,855       1.78
                                                                                                 ------------     -------
     PERSONNEL SERVICES
     Spectaguard Acquisition LLC, Term Loan, 7.50%, 4/25/10                        986,184            961,530        .44
                                                                                                 ------------     -------

     PROPERTY-CASUALTY INSURANCE
     Infinity Property & Casualty Corp., Term Loan, 3.60%, 7/17/10               1,000,000          1,008,125        .46
                                                                                                 ------------     -------

     PUBLISHING: BOOKS/MAGAZINES
     Advanstar Communications, Term Loan B, 5.60%, 10/11/07                        782,857            777,964        .36
     CBD Media LLC, Term Loan, 4.37 - 4.38%, 12/31/09                            1,000,000          1,010,000        .46
     F&W Publications Inc., Term Loan B, 5.05%, 12/31/09                           975,000            975,000        .45
     R.H. Donnelley Corp., Term Loan B, 5.10 - 5.28%, 6/30/10                      995,000          1,015,177        .46
                                                                                                 ------------     -------
                                                                                                    3,778,141       1.73
                                                                                                 ------------     -------
     PULP & PAPER
     Appleton Papers Inc., Term Loan C, 4.31 - 4.37%, 11/08/06                     578,867            581,393        .27
                                                                                                 ------------     -------

     RAILROADS
     DM&E Railroad, Term Loan, 8.00%, 6/30/08                                      980,000            989,800        .45
     Helm Holding Corp., Term Loan B, 4.86 - 5.089%, 10/18/06                      807,759            753,235        .34
     Kansas City Southern Industries Inc., Term Loan B, 3.625 - 3.76%, 6/07/08     161,292            161,796        .07
     Trinity Industries Inc., Term Loan, 4.375 - 4.563%, 6/07/07                   990,000            993,713        .45
                                                                                                 ------------     -------
                                                                                                    2,898,544       1.31
                                                                                                 ------------     -------
     REAL ESTATE INVESTMENT TRUSTS
     Newkirk Master LP, Term Loan, 8.50%, 1/30/05                                1,422,788          1,431,681        .65
                                                                                                 ------------     -------

     RECREATIONAL PRODUCTS
     PlayPower Inc., Term Loan, 5.53%, 2/07/10                                     975,000            973,781        .45
                                                                                                 ------------     -------

     RENTAL/LEASING COMPANIES
     United Rentals Inc., Term Loan B, 4.13%, 9/30/07                            1,294,245          1,301,626        .60
                                                                                                 ------------     -------

     RESTAURANTS
     Buffets Inc., Term Loan B, 4.60%, 6/28/09                                   1,391,244          1,387,419        .63
     Dominos Inc., Term Loan, 4.125%, 6/25/10                                    1,901,639          1,921,844        .88
                                                                                                 ------------     -------
                                                                                                    3,309,263       1.51
                                                                                                 ------------     -------
     SEMICONDUCTORS
     Fairchild Semiconductor Corp., Term Loan, 3.938%, 6/19/08                   1,000,000          1,007,500        .46
                                                                                                 ------------     -------

     SERVICES TO THE HEALTH INDUSTRY
     NDC Health Corp., Term Loan B, 6.00%, 11/30/08                              1,000,000          1,000,000        .46
                                                                                                 ------------     -------

     SPECIALTY STORES
     CSK Auto Inc., Term Loan B, 3.87%, 2/15/06                                  1,000,000          1,010,250        .46
     Pantry Inc., Term Loan, 6.00%, 4/11/07990,119                                                  1,004,970        .46
     PETCO Animal Supplies Inc., Term Loan C, 4.24 - 6.00%, 10/02/08               989,664            994,612        .45
                                                                                                 ------------     -------
                                                                                                    3,009,832       1.37
                                                                                                 ------------     -------
     SPECIALTY TELECOMMUNICATIONS
     Crown Castle Operating Co., Term Loan B, 4.15%, 3/15/08                       997,500          1,000,172        .46
c    Global Crossing Holdings Ltd., Term Loan B, 8.00%, 8/15/06                    497,274            107,269        .05
                                                                                                 ------------     -------
                                                                                                    1,107,441        .51
                                                                                                 ------------     -------
     STEEL
     International Steel Group,
          Term Loan A, 4.37%, 5/05/05      576,000                                                    576,000        .26
          Term Loan B, 4.62%, 5/05/07      1,424,000                                                1,424,890        .65
     Steel Dynamics Inc., Term Loan B, 4.85 - 5.079%, 3/15/08                      835,336            838,990        .38
                                                                                                 ------------     -------
                                                                                                    2,839,880       1.29
                                                                                                 ------------     -------
     TELECOMMUNICATIONS EQUIPMENT
     IPC Aquisition Corp., Term Loan, 7.50%, 12/31/06                              998,970            988,981        .45
                                                                                                 ------------     -------

     TOBACCO
     Commonwealth Brands Inc., Term Loan, 5.188%, 8/22/07                          572,167            572,882        .26
                                                                                                 ------------     -------

     TRUCKING
     Flexi-Van Leasing Inc., Term Loan B, 4.10 - 4.21%, 9/20/07                    496,250            497,801        .23
                                                                                                 ------------     -------

     WHOLESALE DISTRIBUTORS
     Amscan Holdings Inc., Term Loan, 6.50 - 7.50%, 6/20/07                        995,000            999,975        .46
     National Waterworks Inc., Term Loan B, 6.50%, 11/27/09                        980,000            990,409        .45
                                                                                                 ------------     -------
                                                                                                    1,990,384        .91
                                                                                                 ------------     -------
     TOTAL SENIOR FLOATING RATE INTERESTS (COST $183,435,060)                                     183,694,524      84.00
                                                                                                 ------------     -------
     TOTAL LONG TERM INVESTMENTS (COST $185,641,221)                                              185,995,169      85.06
                                                                                                 ------------     -------

     REPURCHASE AGREEMENT (COST $30,649,682)                                    30,649,682         30,649,682      14.02
                                                                                                 ------------     -------
d    Joint Repurchase Agreement, 1.062%, 8/01/03, (Maturity Value $30,650,586)
          ABN AMRO Bank, N.V., New York Branch (Maturity Value $2,962,133)
          Banc of America Securities LLC (Maturity Value $2,962,133)
          Barclays Capital Inc. (Maturity Value $2,962,133)
          Bear, Stearns & Co. Inc. (Maturity Value $2,235,577)
          BNP Paribas Securities Corp. (Maturity Value $2,962,133)
          Deutsche Bank Securities Inc. (Maturity Value $2,962,133)
          Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $2,962,133)
          Goldman, Sachs & Co. (Maturity Value $2,962,133)
          Lehman Brothers Inc. (Maturity Value $1,755,812)
          Morgan Stanley & Co. Inc. (Maturity Value $2,962,133)
          UBS Securities LLC (Maturity Value $2,962,133)
             Collateralized by U.S. Treasury Bills, Notes, Bonds, and U.S. Government
               Agency Securities


     TOTAL INVESTMENTS (COST $216,290,903)                                                        216,644,851      99.08
     OTHER ASSETS, LESS LIABILITIES                                                                 2,001,885        .92
                                                                                                 ------------     -------
     NET ASSETS                                                                                  $218,646,736     100.00
                                                                                                 ------------     -------

a    Non-income producing
b    See Note 1(d) regarding senior floating rate interests.
c    The fund discontinues accruing income on defaulted securities.  See Note 7.
d    See Note 1(b) regarding joint repurchase agreement.


     See notes to financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2003


Assets:
  Investments in securities:
     Cost                                                                                               $185,641,221
                                                                                                  -------------------
     Value                                                                                               185,995,169
  Repurchase agreement, at value and cost                                                                 30,649,682
  Cash                                                                                                     1,125,480
  Receivables:
     Investment securities sold                                                                            2,152,772
     Capital shares sold                                                                                   2,333,256
     Interest                                                                                                719,849
   Other assets
                                                                                                               7,361
                                                                                                  -------------------
       Total assets                                                                                      222,983,569
                                                                                                  -------------------
Liabilities:
  Payables:
     Investment securities purchased                                                                       3,455,000
     Affiliates                                                                                               79,186
  Distributions to shareholders                                                                              762,580
  Other liabilities                                                                                           40,067
                                                                                                  -------------------
       Total liabilities                                                                                   4,336,833
                                                                                                  -------------------
         Net assets, at value                                                                           $218,646,736
                                                                                                  -------------------
Net assets consist of:
  Undistributed net investment income (loss)                                                            $    (23,123)
  Net unrealized appreciation (depreciation)                                                                 353,948
  Accumulated net realized gain (loss)                                                                    (9,755,238)
  Capital shares                                                                                         228,071,149
                                                                                                  -------------------
         Net assets, at value                                                                           $218,646,736
                                                                                                  -------------------
Net asset value and maximum offering price per share ($218,646,736 / 22,559,483 shares
outstanding)                                                                                            $       9.69
                                                                                                  -------------------

                                 See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2003


Investment income:
   Interest                                                                                            $11,088,403
                                                                                                  -----------------
Expenses:
   Management fees (Note 4)                                                                              1,626,195
   Administrative fees (Note 4)                                                                            303,261

   Custodian fees                                                                                            1,963
   Professional fees                                                                                        66,834
   Other                                                                                                    74,590
                                                                                                  -----------------
     Total expenses                                                                                      2,072,843
     Expenses waived/paid by affiliate (Note 4)                                                          (853,197)
                                                                                                  -----------------
       Net expenses                                                                                      1,219,646
                                                                                                  -----------------
         Net investment income                                                                           9,868,757
                                                                                                  -----------------
Realized and unrealized gains (losses):
     Net realized gain (loss) from investments                                                          (6,995,225)
     Net unrealized appreciation (depreciation) on investments                                           8,380,408
                                                                                                  -----------------
Net realized and unrealized gain (loss)                                                                  1,385,183
                                                                                                  -----------------
Net increase (decrease) in net assets resulting from operations                                        $11,253,940
                                                                                                  -----------------


                            See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2003 AND 2002


                                                                                          2003                    2002
                                                                                ---------------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income                                                              $  9,868,757            $ 14,702,030
     Net realized gain (loss) from investments                                            (6,995,225)             (2,585,685)
     Net unrealized appreciation (depreciation) on investments                             8,380,408              (5,712,584)
                                                                                ---------------------------------------------
       Net increase (decrease) in net assets resulting from operations                    11,253,940               6,403,761
   Distributions to shareholders from net investment income                               (9,890,428)            (14,724,890)
   Capital share transactions: (Note 2)                                                  (48,656,880)             55,716,667
                                                                                ---------------------------------------------
       Net increase (decrease) in net assets                                             (47,293,368)             47,395,538
Net assets :
   Beginning of year                                                                     265,940,104             218,544,566
                                                                                ---------------------------------------------
   End of year                                                                          $218,646,736            $265,940,104
                                                                                ---------------------------------------------
Undistributed net investment income included in net assets:
   End of year                                                                          $    (23,123)           $     (4,408)
                                                                                ---------------------------------------------



                               See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust is organized as a partnership and consists of one series, the Franklin Floating Rate Master Series (the Fund). Shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers Inc. The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At July 31, 2003, all repurchase agreements had been entered into on that date.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

E. INCOME TAXES

No provision has been made for income taxes because all income and expenses are allocated to the partners for inclusion in their individual income tax returns.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionally allocated to the partners daily and distributed monthly.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At July 31, 2003, there were no unfunded loan commitments.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                      YEAR ENDED JULY 31,
                           -------------------------------------------------------------------
                                          2003                               2002
                           -------------------------------------------------------------------
                                SHARES             AMOUNT          SHARES              AMOUNT
                           -------------------------------------------------------------------
Shares sold                  5,371,074      $  51,648,778      11,650,219        $114,303,425
Shares redeemed            (10,574,183)      (100,305,658)     (6,013,547)        (58,586,758)
                           -------------------------------------------------------------------
Net increase (decrease)     (5,203,109)     $ (48,656,880)      5,636,672        $ 55,716,667
                           ===================================================================

3. REVOLVING CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 19, 2003. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the year ended July 31, 2003, the Fund did not utilize the facility.


4. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

ENTITY                                                          AFFILIATION
---------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                               Investment manager
Franklin Templeton Services LLC (FT Services)                   Administrative manager
Franklin/Templeton Investor Services LLC (Investor Services)    Transfer agent
Franklin/Templeton Distributors Inc. (Distributors)             Principal underwriter


The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the average net assets of the Fund as follows:

      ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
      .150%                 First $200 million
      .135%                 Over $200 million, up to and including $700 million
      .100%                 Over $700 million, up to and including $1.2 billion
      .075%                 In excess of $1.2 billion



FT Services and Advisers agreed in advance to waive administrative fees and management fees, as noted in the Statement of Operations.

At July 31, 2003, the shares of the Fund were owned by the following entities:

                                                              PERCENTAGE OF
                                                               OUTSTANDING
ENTITY                                      SHARES               SHARES
---------------------------------------------------------------------------
Franklin Floating Rate Fund PLC           22,539,483              99.92%
Franklin Resources Inc.                       10,000                .04%
Templeton Investment Counsel Inc.             10,000                .04%
                                         ----------------------------------
TOTAL                                     22,559,483             100.00%
                                         ==================================
5. INCOME TAXES

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of organization costs, defaulted securities and bond premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond premiums.

At July 31, 2003, net unrealized appreciation (depreciation) based on the cost of investment for income tax purposes of $216,314,026 were as follows:

Unrealized appreciation                       2,011,343
Unrealized depreciation                      (1,680,518)
                                            -----------
Net unrealized appreciation (depreciation)  $   330,825
                                            ===========

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2003 aggregated $141,396,749 and $187,476,405, respectively.

At July 31, 2003, the Fund did not participate in any soft commission arrangements.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 85.03% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The Fund held defaulted securities and/or securities for which income has been deemed uncollectible.

The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At July 31, 2003, the value of these securities was $107,269 representing .05% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. PARTNERSHIP DISTRIBUTIONS

For the year ended July 31, 2003, the Fund made the following distributions:

PAYMENT DATE             AMOUNT PER SHARE
8/30/2002                   $0.039028
9/30/2002                   $0.037055
10/31/2002                  $0.041903
11/30/2002                  $0.041838
12/31/2002                  $0.039575
1/31/2003                   $0.039972
2/28/2003                   $0.037008
3/31/2003                   $0.039287
4/30/2003                   $0.038771
5/30/2003                   $0.038097
6/30/2003                   $0.036180
7/31/2003                   $0.035837

Daily distribution information is available at the registered office upon request.

9.  OTHER CONSIDERATIONS

Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the Manager serves in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, the Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

10. RECENT LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed an adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 360 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named Defendants included Franklin Advisers Inc., Franklin CLOs I-III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust.

The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

Although it is not possible to predict the outcome of these matters at this early stage of the proceedings, the Fund's management does not expect that the result will have a material adverse effect on the financial condition of the Fund.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Franklin Floating Rate Master Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (hereafter referred to as "the Fund") at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 4, 2003

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1999       113                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
 Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
-----------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee       Since 1999        140                        Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                     company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
-----------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)      Trustee       Since 1999        141                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------------
 EDITH  E. HOLIDAY (51)        Trustee       Since 1999        90                         Director, Amerada Hess Corporation
 One Franklin Parkway                                                                     (exploration and refining of oil
 San Mateo, CA 94403-1906                                                                 and gas); Hercules Incorporated
                                                                                          (chemicals, fibers and resins);
                                                                                          Beverly Enterprises, Inc. (health
                                                                                          care); H.J. Heinz Company
                                                                                          (processed foods and allied
                                                                                          products); RTI International
                                                                                          Metals, Inc. (manufacture and
                                                                                          distribution of titanium); and
                                                                                          Canadian National Railway
                                                                                          (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
  Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
 Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
 the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------


                                                               Annual Report| 33

-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)        Trustee        Since 1999       113                        Director, The California Center for
 One Franklin Parkway                                                                     Land Recycling (redevelopment).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1999       140                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company);
 San Mateo, CA 94403-1906                                                                 Martek Biosciences Corporation;
                                                                                          MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace
                                                                                          services); and FORMERLY, Director,
                                                                                          MCI Communication Corporation
                                                                                          (subsequently known as MCI
                                                                                          WorldCom, Inc. and WorldCom, Inc.)
                                                                                          (communications services)
                                                                                          (1988-2002).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)    Trustee and     Since 1999       140                         None
 One Franklin Parkway         Chairman of
 San Mateo, CA 94403-1906     the Board

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR.(62) Trustee,        Trustee and      123                         None
 One Franklin Parkway         President and   President since
 San Mateo, CA 94403-1906     Chief Executive 1999 and Chief
                              Officer -       Executive Officer
                              Investment      - Investment
                              Management      Management
                                              since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------

34 |Annual Report

-----------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 MARK BOYADJIAN (39)          Vice President  Since April 2003  Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Templeton Worldwide, Inc.; and officer of three of the investment companies in Franklin Templeton
 Investments.
-----------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)         Vice President  Since 1999        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
 Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 RICHARD D'ADDARIO (54)       Vice President  Since 2002        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President and Director of Research, Franklin Advisers, Inc.; and officer of four of the investment companies in
 Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)      Vice President  Since 1999        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
 Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief
 Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice
 President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
 Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
 Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)        Senior Vice     Since 2002       Not Applicable             None
 500 East Broward Blvd.       President
 Suite 2100                   and Chief
 Fort Lauderdale, FL          Executive
 33394-3091                   Officer -
                              Finance and
                              Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)           Vice President  Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
 Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
 Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).

                                                               Annual Report| 35

-----------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                              LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS        POSITION        TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)        Vice President  Since 2000        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------
 CHAUNCEY F. LUFKIN (45)      Vice President  Since 1999        Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; and officer of two of the investment companies in
 Franklin Templeton Investments.

---------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)         Vice President  Since 2002       Not Applicable             Director, FTI Banque, Arch
 600 Fifth Avenue               -AML                                                        Chemicals, Inc. and Lingnan
 Rockefeller Center             Compliance                                                  Foundation.
 New York, NY 10048-0772

-----------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39) Treasurer and   Treasurer         Not Applicable            None
 One Franklin Parkway         Chief Financial since 2000
 San Mateo, CA 94403-1906     Officer         and Chief
                                              Financial
                                              Officer
                                              since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
-----------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)       Vice President  Since 2000        Not Applicable            None
 One Franklin Parkway         and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
 and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Trust's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE FUND HAS ESTABLISHED PROXY VOTING POLICIES AND PROCEDURES ("POLICIES") THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES. SHAREHOLDERS MAY VIEW THE FUND'S COMPLETE POLICIES ON-LINE AT WWW.FRANKLINTEMPLETON.COM. ALTERNATIVELY, SHAREHOLDERS MAY REQUEST COPIES OF THE POLICIES FREE OF CHARGE BY CALLING THE PROXY GROUP COLLECT AT 1-954-847-2268 OR BY SENDING A WRITTEN REQUEST TO: FRANKLIN TEMPLETON COMPANIES, LLC, 500 EAST BROWARD BOULEVARD, SUITE 1500, FORT LAUDERDALE, FL 33394, ATTENTION: PROXY GROUP.

ITEM 2. CODE OF ETHICS

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IF FRANK W.T. LAHAYE AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICER

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    September 30, 2003